Presentation of Financial Statements and Significant Accounting Practices Adopted - Impact of Adoption of IFRS 15 (Parenthetical) (Detail)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Standard tax rate		34.00%	34.00%	34.00%
Adoption Of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Standard tax rate	34.00%